Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2013	Sep. 30, 2012
Statement of Financial Position [Abstract]
Allowance for doubtful accounts receivables	$ 103,000,000	$ 109,000,000
Common stock, par value per share	$ 0.50	$ 0.50
Common stock, shares authorized	1,200,000,000	1,200,000,000
Common stock, shares issued	953,354,012	953,354,012
Common stock, shares outstanding	706,660,259	724,113,291
Treasury stock, shares	246,693,753	229,240,721